Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Changes to intangible assets during 2020 and 2019 consisted of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2019	1,201	551	1,752
Additions	—	91	91
Currency translation differences	19	1	20

Cost as of December 31, 2019	1,220	643	1,863
Accumulated amortization as of January 1, 2019	314	399	713
Additions	24	87	111
Currency translation differences	31	—	31

Accumulated amortization as of December 31, 2019	369	486	855

Net book value as of December 31, 2019	851	157	1,008

Cost as of January 1, 2020	1,220	643	1,863
Additions	—	104	104
Currency translation differences	(88)	(9)	(97)

Cost as of December 31, 2020	1,132	738	1,870
Accumulated amortization as of January 1, 2020	369	486	855
Additions	56	71	126
Currency translation differences	(22)	(3)	(25)

Accumulated amortization as of December 31, 2020	403	554	956

Net book value as of December 31, 2020	730	184	914

Disclosure Of Amortization Expenses [Table Text Block]
Amortization expense is classified as follows within the Consolidated Statement of Loss:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Research and development expenses	31	28	9
General and administrative expenses	95	83	109

Total	126	111	118